Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 606,619	$ 608,981	$ 2,317,034	$ 1,554,529	$ 2,444,104	$ 1,558,866
Cost of revenue	194,375	193,577	621,237	502,103	728,279	505,280
Gross margin	412,244	415,404	1,695,797	1,052,426	1,715,825	1,053,586
Operating expenses:
Research and development	544,679	449,673	1,615,831	1,309,014	1,838,633	1,751,731
Selling, general and administrative	2,692,613	2,674,160	8,294,153	7,536,802	10,405,609	5,849,969
Total operating expenses	3,237,292	3,123,833	9,909,984	8,845,816	12,244,242	7,601,700
Loss from operations	(2,825,048)	(2,708,429)	(8,214,187)	(7,793,390)	(10,528,417)	(6,548,114)
Other expense (income)
Loss on early extinguishment of debt						135,244
Change in fair value of derivative liabilities	(14,536)	(13,310)	(155,955)	(31,278)	(36,269)	(116,795)
Debt discount on convertible notes						5,172,000
Interest (income) and other expense, net	(22,394)	(45,297)	(106,727)	(137,327)	(175,409)	358,916
Total other expense (income)	(36,930)	(58,607)	(262,682)	(168,605)	(211,678)	5,549,365
Net loss	$ (2,788,118)	$ (2,649,822)	$ (7,951,505)	$ (7,624,785)	(10,316,739)	(12,097,479)
Deemed dividend - accreted preferred stock						(274,011)
Cumulative dividend to Series B-1 preferred stockholders						(287,779)
Net loss available to common stockholders					$ (10,316,739)	$ (12,659,269)
Weighted average number of common shares outstanding:
Basic and diluted	17,158,731	12,415,494	16,412,754	12,244,075	12,292,402	4,317,864
Net loss per share
Basic and diluted	$ (0.16)	$ (0.21)	$ (0.48)	$ (0.62)	$ (0.84)	$ (2.93)